INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Deferred tax asset
Accrued expenses	₽ 6,249	$ 69.7	₽ 3,279
Net operating loss carryforward	29,968	334.1	18,144
Intangible assets	839	9.4
Property and equipment	964	10.7	840
Operating lease liabilities	5,046	56.3	2,442
Finance lease liabilities	6,288	70.1	3,362
Other	3,345	37.3	1,295
Total deferred tax asset	52,699	587.6	29,362
Valuation allowance	(28,117)	(313.5)	(14,778)	$ (164.8)	₽ (12,482)	₽ (7,763)
Total deferred tax asset, net of valuation allowance	24,582	274.1	14,584
Deferred tax liability
Property and equipment	(3,656)	(40.8)	(2,883)
Intangible assets	(2,873)	(32.0)	(4,147)
Unremitted earnings	(7,409)	(82.6)	(3,399)
Deferred expenses	(172)	(1.9)	(223)
Operating lease assets	(4,656)	(51.9)	(2,081)
Finance lease assets	(6,032)	(67.3)	(2,938)
Other	(1,524)	(17.0)	(482)
Total deferred tax liability	(26,322)	(293.5)	(16,153)
Net deferred tax liability	₽ (1,740)	$ (19.4)	₽ (1,569)